Debt (Debt Maturities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 2,620,766
2021	843,906
2022	2,479,303
2023	763,382
2024	723,697
Thereafter	3,603,822
Long term debt obligations	$ 11,034,876